Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses
Corporate development and investor relations	$ 1,306,045	$ 758,421
Depreciation	582,930	129,957
Exploration and evaluation expenditures	42,271,457	8,107,439
Office and sundry	469,476	105,067
Professional fees	955,337	677,243
Salaries and consulting	3,100,723	1,948,113
Share-based compensation	7,612,214	26,457,335
Transfer agent and regulatory fees	260,159	91,487
Travel	103,871	72,226
Loss from operating activities	(56,662,212)	(38,347,288)
Settlement of flow-through share premium	6,617,730	1,772,188
Foreign exchange (loss)	2,453	(12,214)
Gain on sale of exploration and evaluation assets	499,415	4,384,953
Impairment of exploration and evaluation assets	(28,604)	(166,662)
Interest expense	(7,493)	(3,544)
Interest income	122,714	61,882
Net realized gains on disposal of investments	192,114
Net change in unrealized (losses) on investments	(1,376,192)	(223,754)
Loss and comprehensive loss for the year	$ (50,640,075)	$ (32,534,439)
Loss per share - basic	$ (0.33)	$ (0.29)
Loss per share - diluted	$ (0.33)	$ (0.29)
Weighted average number of common shares outstanding - basic	154,949,075	112,657,850
Weighted average number of common shares outstanding - diluted	154,949,075	112,657,850